Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows From Operating Activities
Net loss	$ (777.3)	$ (512.6)	$ (575.1)
Loss from discontinued operations, net of income taxes	28.2	226.6	104.2
Loss from continuing operations, net of income taxes	(749.1)	(286.0)	(470.9)
Adjustments to reconcile loss from continuing operations, net of income taxes to net cash provided by operating activities:
Depreciation, depletion and amortization	655.7	740.3	663.4
Noncash interest expense	23.6	32.0	20.7
Deferred income taxes	231.9	(434.1)	(2.6)
Share-based compensation	46.8	50.9	45.4
Asset impairment and mine closure costs	154.4	528.3	929.0
Settlement charges related to the Patriot bankruptcy reorganization	0.0	30.6	0.0
Net gain on disposal or exchange of assets	(41.4)	(52.6)	(17.1)
Loss from equity affiliates	107.6	40.2	61.2
Monetization of foreign currency hedge positions	0.0	0.0	151.8
Gains on previously monetized foreign currency hedge positions	(136.9)	0.0	0.0
Changes in current assets and liabilities:
Accounts receivable	55.4	104.8	285.3
Change in receivable from accounts receivable securitization program	(70.0)	75.0	(125.0)
Inventories	104.9	39.9	(112.9)
Net assets from coal trading activities	(10.1)	(83.7)	125.2
Other current assets	7.7	3.1	10.3
Accounts payable and accrued expenses	(29.2)	(108.9)	(87.8)
Asset retirement obligations	60.3	45.5	46.4
Workers' compensation obligations	2.2	7.3	9.4
Accrued postretirement benefit costs	9.6	17.0	38.9
Accrued pension costs	28.3	51.8	32.4
Other, net	(10.7)	(21.3)	(3.3)
Net cash provided by continuing operations	441.0	780.1	1,599.8
Net cash used in discontinued operations	(104.4)	(57.7)	(84.7)
Net cash provided by operating activities	336.6	722.4	1,515.1
Cash Flows From Investing Activities
Additions to property, plant, equipment and mine development	(194.4)	(328.4)	(986.0)
Changes in accrued expenses related to capital expenditures	(16.6)	(120.7)	104.7
Federal coal lease expenditures	(276.7)	(276.8)	(276.5)
Investment in Prairie State Energy Campus	0.0	0.0	(10.7)
Proceeds from disposal of assets, net of notes receivable	203.7	178.3	147.9
Purchases of debt and equity securities	(15.1)	(22.8)	(46.7)
Proceeds from sales and maturities of debt and equity securities	13.5	22.9	46.4
Purchases of short-term investments	0.0	0.0	(4.8)
Maturity of short-term investments	0.0	4.8	0.0
Contributions to joint ventures	(529.8)	(671.7)	(824.0)
Distributions from joint ventures	534.2	722.9	823.0
Advances to related parties	(33.7)	(42.1)	(148.0)
Repayment of loans from related parties	5.4	25.2	110.8
Other, net	(5.0)	(5.8)	(6.2)
Net cash used in continuing operations	(314.5)	(514.2)	(1,070.1)
Net cash used in discontinued operations	0.0	(1.5)	(22.0)
Net cash used in investing activities	(314.5)	(515.7)	(1,092.1)
Cash Flows From Financing Activities
Proceeds from long-term debt	1.1	1,188.0	0.8
Repayments of long-term debt	(21.0)	(1,390.2)	(415.8)
Payment of deferred financing costs	(10.1)	(22.8)	(6.9)
Dividends paid	(92.3)	(91.7)	(91.9)
Common stock repurchase	0.0	0.0	(99.9)
Excess tax benefit related to share-based compensation	0.0	0.0	8.3
Acquisition of MCG Coal Holdings Pty Ltd noncontrolling interests	0.0	0.0	(49.8)
Restricted cash for distributions to noncontrolling interests	(42.5)	0.0	0.0
Other, net	(3.3)	(4.8)	(8.1)
Net cash used in financing activities	(168.1)	(321.5)	(663.3)
Net change in cash and cash equivalents	(146.0)	(114.8)	(240.3)
Cash and cash equivalents at beginning of year	444.0	558.8	799.1
Cash and cash equivalents at end of year	$ 298.0	$ 444.0	$ 558.8